Leases - Summary of Amounts Recognized in Consolidated Statement of Operations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Depreciation charge	€ 4,679	€ 2,846	€ 1,909
Interest on lease liabilities	1,718	1,721	676
Expense related to short-term leases (included in other expenses)	442	431	442
Expense relating to leases of low-value assets that are not short-term leases (included in other expenses)	90	90	95
Total amounts recognized in profit or loss	6,929	5,088	3,122
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Depreciation charge	4,614	2,751	1,759
Equipment, Tools and Installations
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Depreciation charge	25	60	111
Automobiles
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Depreciation charge	€ 40	€ 35	€ 39